Restricted Cash - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021
Restricted Cash
Security given as collateral		$ 4.0
Proceeds received from Bill & Melinda Gates Foundation	$ 5.5
BMGF funds released from restricted cash	$ 5.2